PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheets
Condensed balance sheets

	As at December 31
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalent	3,104	722	105
Amounts due from subsidiaries	414,692	503,087	73,171
Total current assets	417,796	503,809	73,276
Non-current assets:
Investments in subsidiaries	2,027,530	1,623,996	236,201
Deferred cost, non-current	800	-	-
Total assets	2,446,126	2,127,805	309,477

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Short-term bank borrowings	512,221	249,202	36,245
Accrued expenses and other liabilities	16,871	29,310	4,263
Amounts due to subsidiaries	982,985	1,411,871	205,348
Total current liabilities	1,512,077	1,690,383	245,856

Total liabilities	1,512,077	1,690,383	245,856

Shareholders’ equity:
Class A ordinary shares (par value of US$0.0001per share; authorized shares-500,000,000; issued shares-142,353,532 as of December 31, 2017 and 2018; outstanding shares-130,091,977 and 84,390,429 as of December 31, 2017 and 2018, respectively)	105	68	10
Class B ordinary shares (par value of US$0.0001per share; authorized shares-45,787,948; issued shares-nil and 45,787,948 as of December 31, 2017 and 2018; outstanding shares- nil and 45,787,948 as of December 31, 2017 and 2018, respectively)	-	37	5
Treasury stock (12,261,555 and 12,175,155 as of December 31, 2017 and 2018, respectively)	(8)	(8)	(1)
Additional paid-in capital	1,860,763	1,758,937	255,827
Accumulated other comprehensive loss	(47,418)	(88,621)	(12,889)
Accumulated deficit	(879,393)	(1,232,991)	(179,331)
Total shareholders’ equity	934,049	437,422	63,621
Total liabilities and shareholders’ equity	2,446,126	2,127,805	309,477

Condensed Statements of Comprehensive Income (Loss)
Condensed statements of comprehensive loss

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	-	-	-	-
Cost of revenues	-	-	-	-
General and administrative expenses	(22,843)	(24,431)	(17,051)	(2,480)
Selling expenses	(825)	(1,802)	(2,021)	(294)
Operating loss	(23,668)	(26,233)	(19,072)	(2,774)
Equity in loss of subsidiaries	(219,201)	(250,696)	(333,682)	(48,532)
Interest income	-	-	14	2
Interest expense	(19,326)	(7,554)	(15,325)	(2,229)
Change in fair value of derivatives	713	-	-	-
Foreign exchange gain	3,138	163	8,835	1,285
Net loss	(258,344)	(284,320)	(359,230)	(52,248)
Other comprehensive (loss) income, net of tax of nil foreign currency translation adjustments	(41,394)	40,550	(41,203)	(5,993)
Total other comprehensive (loss) income	(41,394)	40,550	(41,203)	(5,993)
Comprehensive loss	(299,738)	(243,770)	(400,433)	(58,241)

Condensed Statements of Cash Flows
Condensed statements of cash flows

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash used in operating activities	(5,230)	(89,751)	(5,024)	(731)
Net cash generated from (used in) investing activities	785,513	(21,452)	294,551	42,841
Net cash (used in) generated from financing activities	(748,076)	127,106	(284,824)	(41,426)

Exchange rate effect on cash	(11,757)	(35,017)	(7,085)	(1,030)

Net increase (decrease) in cash	20,450	(19,114)	(2,382)	(346)
Cash at beginning of the year	1,768	22,218	3,104	451

Cash at end of the year	22,218	3,104	722	105